9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes
9. Commitments and Contingencies

9.       COMMITMENTS AND CONTINGENCIES

            The Company's operations are carried on in locations which are occupied under operating lease agreements. These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years. Total operating lease expense was $7,069,292, $6,394,406 and $6,042,567 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company’s minimum aggregate future lease commitments at December 31, 2017 are shown in the table below.

Year	Operating Leases

2018	$ 6,645,219
2019	4,965,737
2020	3,845,283
2021	2,413,520
2022	941,091
2023 and beyond	34,882
Total	$ 18,845,732

            We conduct our lending operations under the provisions of various federal and state laws and implementing regulations. Changes in the current regulatory environment, or the interpretation or application of current regulations, could impact our business. While we believe that we are currently in compliance with all regulatory requirements, no assurance can be made regarding our future compliance or the cost thereof.